Short-Term Borrowings (Schedule of Short-term Debt) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Demand Notes	$ 3,225	$ 3,094
Short-term Bank Loans and Notes Payable	0	167
Federal Home Loan Bank, Advances, Short-term	3,570	3,800
Securities Sold under Agreements to Repurchase, Gross	1,500	0
Other Short-term Borrowings	250	400
Short-term borrowings	8,545	7,461
Short-term Debt, Weighted Average Interest Rate	0.80%	1.00%
Unsecured Debt [Member]
Short-term Debt [Line Items]
Demand Notes	3,225	3,094
Short-term Bank Loans and Notes Payable	0	167
Federal Home Loan Bank, Advances, Short-term	0	0
Securities Sold under Agreements to Repurchase, Gross	0	0
Other Short-term Borrowings	0	0
Short-term borrowings	3,225	3,261
Secured Debt [Member]
Short-term Debt [Line Items]
Demand Notes	0	0
Short-term Bank Loans and Notes Payable	0	0
Federal Home Loan Bank, Advances, Short-term	3,570	3,800
Securities Sold under Agreements to Repurchase, Gross	1,500	0
Other Short-term Borrowings	250	400
Short-term borrowings	$ 5,320	$ 4,200